                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               -------------
       This Amendment (Check only one.): [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-06625


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ William E. Pappendick IV         Boston, MA            8/14/2012
----------------------------        ------------           ---------
       [Signature]                  [City, State]           [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  3,726,856
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.            Form 13F File Number   Name
  1             28-06924               Brookside Capital Investors, L.P.
  2             28-06946               Brookside Capital Partners Fund, L.P.
  3             28-13491               Brookside Capital Trading Fund, L.P.
  4             28-13492               Brookside Capital Investors II, L.P.

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                       BROOKSIDE CAPITAL MANAGEMENT, LLC
                  FORM 13F INFORMATION TABLE AS OF 06/30/2012

                                                                                                              Voting
                                  Title of                                              Invesment   Other   Authority
NAME OF ISSUER                     Class        Cusip   Market Value Long        SHARES Discretion Managers    Sole    Shared None

ACHILLION PHARMACEUTICALS IN COM              00448Q201     10,101,083.40  1,629,207.00                          X
AKAMAI TECHNOLOGIES INC      COM              00971T101    178,747,483.50  5,629,842.00                          X
ALLOT COMMUNICATIONS LTD     SHS              M0854Q105     43,083,400.50  1,546,425.00                          X
AMARIN CORP PLC              ADR              23111206      70,244,033.82  4,857,817.00                          X
AMERICAN CAPITAL AGENCY CORP COM              02503X105    111,977,832.02  3,331,682.00                          X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108     88,731,931.95  1,114,023.00                          X
AOL INC                      COM              00184X105     47,837,761.92  1,703,624.00                          X
APPLE INC                    COM              37833100     304,930,928.00    522,142.00                          X
BRIGHTCOVE INC               COM              10921T101      7,961,332.48    520,008.00                          X
BROADCOM CORP                CL A             111320107     28,475,817.28    843,478.00                          X
CELGENE CORP                 COM              151020104     83,369,183.20  1,299,395.00                          X
CHECK POINT SOFTWARE TECH LT ORD              M22465104     35,240,538.42    710,638.00                          X
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100    120,217,954.84  7,172,909.00                          X
CVS CAREMARK CORPORATION     COM              126650100     77,898,910.00  1,667,000.00                          X
DIRECTV                      COM CL A         25490A101    125,409,060.10  2,568,805.00                          X
DOLLAR GEN CORP NEW          COM              256677105    201,520,389.00  3,705,100.00                          X
EASTMAN CHEM CO              COM              277432100     65,994,673.26  1,310,198.00                          X
EATON CORP                   COM              278058102     66,079,299.78  1,667,406.00                          X
E M C CORP MASS              COM              268648102    241,607,089.90  9,426,730.00                          X
GOLAR LNG LTD BERMUDA        SHS              G9456A100     59,810,182.90  1,586,477.00                          X
GOOGLE INC                   CL A             38259P508    108,777,626.75    187,525.00                          X
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107     27,681,546.64  1,221,604.00                          X
IDENIX PHARMACEUTICALS INC   COM              45166R204    112,951,500.00 10,987,500.00                          X
KINDER MORGAN INC DEL        COM              49456B101    205,007,386.14  6,362,737.00                          X
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119     44,336,559.60 20,526,185.00                          X
KOHLS CORP                   COM              500255104    103,731,483.86  2,280,314.00                          X
MAP PHARMACEUTICALS INC      COM              56509R108     44,842,913.70  2,999,526.00                          X
MEAD JOHNSON NUTRITION CO    COM              582839106     71,427,103.33    887,183.00                          X
MICHAEL KORS HLDGS LTD       SHS              G60754101     73,464,303.76  1,755,839.00                          X
MONSANTO CO NEW              COM              61166W101    247,790,009.68  2,993,356.00                          X
NEOPHOTONICS CORP            COM              64051T100        617,500.00    125,000.00                          X
OPENTABLE INC                COM              68372A104     41,949,320.00    932,000.00                          X
PARAMETRIC TECHNOLOGY CORP   COM NEW          699173209     63,198,047.04  3,015,174.00                          X
RED HAT INC                  COM              756577102     72,122,361.92  1,276,954.00                          X
SANDERSON FARMS INC          COM              800013104     33,120,941.18    722,849.00                          X
SPLUNK INC                   COM              848637104        281,000.00     10,000.00                          X
TEXTRON INC                  COM              883203101     57,437,265.00  2,309,500.00                          X
TRANSDIGM GROUP INC          COM              893641100    145,723,692.30  1,085,061.00                          X
VERIFONE SYS INC             COM              92342Y109     88,937,746.77  2,687,753.00                          X
VERTEX PHARMACEUTICALS INC   COM              92532F100    129,351,348.00  2,313,150.00                          X
VMWARE INC                   CL A COM         928563402     41,623,488.00    457,200.00                          X
YANDEX N V                   COM              N97284108      2,857,500.00    150,000.00                          X
YOUKU INC                    SPONSORED ADR    98742U100     40,386,739.76 14,350,762.00  ***                     X


*** Ownership represents 1,862,857 ADS plus 224,782,288 ordinary shares convertible to ADS on an 18:1 basis***